Stock Options (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jul. 31, 2012	Jul. 31, 2012	Jan. 31, 2012
Stock Options [Abstract]
Shares authorized under the plan		20,000,000	20,000,000
Shares outstanding		7,700,000	7,700,000	7,200,000
Shares granted	500,000		500,000
Exercise price	$ 0.26	$ 0.26	$ 0.26
Term of options (years)	6	5.1	5.1
Fair value of options granted	$ 126,678
Discount rate	0.87%
Expected term (years)	4
Expected volatility	222.60%
Expected dividends	0
Share-based compensation expense		521,027	996,181
Unamortized stock options expense		3,805,272	3,805,272
Outstanding options, intrinsic value		0	0
Exercisable options, intrinsic value		$ 0	$ 0